Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability
Derivative instruments		$ (75,609)	$ (398,840)
Convertible notes payable Conversion feature	(1,300,000)	(1,300,000)
Total liability at fair value	(1,300,000)	(1,375,609)	(398,840)
Level 1 [Member]
Liability
Derivative instruments
Convertible notes payable Conversion feature
Total liability at fair value
Level 2 [Member]
Liability
Derivative instruments		(75,609)	(398,840)
Convertible notes payable Conversion feature
Total liability at fair value		(75,609)	(398,840)
Level 3 [Member]
Liability
Derivative instruments
Convertible notes payable Conversion feature	(1,300,000)	(1,300,000)
Total liability at fair value	$ (1,300,000)	$ (1,300,000)